Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Information

The following table provides information required by Item 402(v) of Regulation S-K. For information regarding our pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based On:(4)
Year	Summary Compensation Table Total for PEO (Sommer)(1) ($)	Compensation Actually Paid to PEO (Sommer)(3) ($)	Summary Compensation Table Total for PEO (Del Rio)(1) ($)	Compensation Actually Paid to PEO (Del Rio)(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income / (Loss) ($ millions)	Adjusted EBITDA(6) ($ millions)
2024	12,811,659	24,170,238	—	—	5,191,218	9,412,595	44.05	136.73	910.3	2,534.0
2023	8,864,592	11,627,921	12,372,976	38,885,167	4,614,230	6,585,053	34.31	118.29	166.2	1,916.4
2022	—	—	21,209,333	8,676,811	5,650,356	2,735,578	20.96	87.82	(2,269.9)	(511.4)
2021	—	—	19,668,768	14,185,949	3,606,788	3,038,679	35.51	111.22	(4,506.6)	(1,645.0)
2020	—	—	36,381,255	21,437,334	6,321,545	5,205,582	43.54	100.52	(4,012.5)	(1,059.3)

(1)
Frank J. Del Rio was our President and Chief Executive Officer during 2020, 2021, 2022 and through June 30, 2023. Harry Sommer became our President and Chief Executive Officer effective July 1, 2023.

(2)
Our other named executive officers consisted of the following individuals for the relevant year: for 2024 Mark Kempa, Patrik Dahlgren, Daniel S. Farkas and David Herrera; for 2023, Mark Kempa, Patrik Dahlgren, Daniel S. Farkas, David Herrera and T. Robin Lindsay; for 2022, Mark Kempa, Harry Sommer, Jason Montague and Howard Sherman; for 2021 and 2020, Mark Kempa, Harry Sommer, T. Robin Lindsay and Jason Montague.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

Adjustments to determine Compensation “Actually Paid” for President and Chief Executive Officer (Sommer)	2024 ($)	2023 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(5,999,962)	(5,224,983)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	12,004,589	5,563,745
Increase for fair value of awards granted during year that vested during covered year	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	5,471,769	2,292,071
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(117,817)	132,496
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—
Increase based upon incremental fair value of awards modified during year	—	—
Total Adjustments	11,358,579	2,763,329
Adjustments to determine Compensation “Actually Paid” for President and Chief Executive Officer (Del Rio)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	(10,999,980)	(14,063,639)	(17,952,220)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	—	7,285,701	8,166,156	10,139,017
Increase for fair value of awards granted during year that vested during covered year	—	—	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	—	(8,445,341)	(493,102)	(6,582,105)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	26,520,493	(372,902)	907,766	(4,328,622)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	(8,302)	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	3,780,009
Total Adjustments	26,512,191	(12,532,522)	(5,482,819)	(14,943,921)
Adjustments to determine Compensation “Actually Paid” for Other NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,974,978)	(1,854,991)	(1,895,383)	(2,158,701)	(4,367,966)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	3,951,491	2,322,969	941,538	1,852,165	4,452,437
Increase for fair value of awards granted during year that vested during covered year	—	—	313,845	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	2,303,128	1,415,949	(894,404)	(468,561)	(1,167,304)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(58,264)	86,896	(1,380,374)	206,988	(490,526)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	—	457,396
Total Adjustments	4,221,377	1,970,823	(2,914,778)	(568,109)	(1,115,963)

(4)
Assumes $100 invested in our ordinary shares on December 31, 2019. Our Company has not paid dividends.

(5)
The peer group used consists of the companies used in our performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, namely, the Dow Jones United States Travel and Leisure Index. Assumes $100 invested on December 31, 2019.

(6)
Adjusted EBITDA as used in connection with our short-term incentives is a non-GAAP financial metric calculated in the same manner as Adjusted EBITDA in our Annual Report on Form 10-K less the following: (i) fuel rates, (ii) foreign exchange rates, (iii) acquisitions, and (iv) other one-time adjustments in our Compensation Committee’s discretion.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Frank J. Del Rio was our President and Chief Executive Officer during 2020, 2021, 2022 and through June 30, 2023. Harry Sommer became our President and Chief Executive Officer effective July 1, 2023.

(2)
Our other named executive officers consisted of the following individuals for the relevant year: for 2024 Mark Kempa, Patrik Dahlgren, Daniel S. Farkas and David Herrera; for 2023, Mark Kempa, Patrik Dahlgren, Daniel S. Farkas, David Herrera and T. Robin Lindsay; for 2022, Mark Kempa, Harry Sommer, Jason Montague and Howard Sherman; for 2021 and 2020, Mark Kempa, Harry Sommer, T. Robin Lindsay and Jason Montague.

Peer Group Issuers, Footnote
(5)
The peer group used consists of the companies used in our performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, namely, the Dow Jones United States Travel and Leisure Index. Assumes $100 invested on December 31, 2019.

Adjustment To PEO Compensation, Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

Adjustments to determine Compensation “Actually Paid” for President and Chief Executive Officer (Sommer)	2024 ($)	2023 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(5,999,962)	(5,224,983)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	12,004,589	5,563,745
Increase for fair value of awards granted during year that vested during covered year	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	5,471,769	2,292,071
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(117,817)	132,496
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—
Increase based upon incremental fair value of awards modified during year	—	—
Total Adjustments	11,358,579	2,763,329
Adjustments to determine Compensation “Actually Paid” for President and Chief Executive Officer (Del Rio)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	(10,999,980)	(14,063,639)	(17,952,220)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	—	7,285,701	8,166,156	10,139,017
Increase for fair value of awards granted during year that vested during covered year	—	—	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	—	(8,445,341)	(493,102)	(6,582,105)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	26,520,493	(372,902)	907,766	(4,328,622)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	(8,302)	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	3,780,009
Total Adjustments	26,512,191	(12,532,522)	(5,482,819)	(14,943,921)

Non-PEO NEO Average Total Compensation Amount	$ 5,191,218	$ 4,614,230	$ 5,650,356	$ 3,606,788	$ 6,321,545
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,412,595	6,585,053	2,735,578	3,038,679	5,205,582
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table
Adjustments to determine Compensation “Actually Paid” for Other NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,974,978)	(1,854,991)	(1,895,383)	(2,158,701)	(4,367,966)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	3,951,491	2,322,969	941,538	1,852,165	4,452,437
Increase for fair value of awards granted during year that vested during covered year	—	—	313,845	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	2,303,128	1,415,949	(894,404)	(468,561)	(1,167,304)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(58,264)	86,896	(1,380,374)	206,988	(490,526)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	—	457,396
Total Adjustments	4,221,377	1,970,823	(2,914,778)	(568,109)	(1,115,963)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Company TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Company TSR vs. Peer Group TSR
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following provides a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to our performance. For more information, see “Executive Compensation — Compensation Discussion and Analysis.” Although we do not in practice use any performance measures to link compensation “actually paid” (as calculated herein) to our performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by our Compensation Committee to determine NEO compensation, as more fully described in “Executive Compensation — Compensation Discussion and Analysis.”
2024 Financial Performance Metrics
Adjusted EBITDA
Adjusted EPS
Adjusted ROIC

Total Shareholder Return Amount	$ 44.05	34.31	20.96	35.51	43.54
Peer Group Total Shareholder Return Amount	136.73	118.29	87.82	111.22	100.52
Net Income (Loss)	$ 910,300,000	$ 166,200,000	$ (2,269,900,000)	$ (4,506,600,000)	$ (4,012,500,000)
Company Selected Measure Amount	2,534,000,000	1,916,400,000	(511,400,000)	(1,645,000,000)	(1,059,300,000)
PEO Name	Harry Sommer
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
Adjusted EBITDA as used in connection with our short-term incentives is a non-GAAP financial metric calculated in the same manner as Adjusted EBITDA in our Annual Report on Form 10-K less the following: (i) fuel rates, (ii) foreign exchange rates, (iii) acquisitions, and (iv) other one-time adjustments in our Compensation Committee’s discretion.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROIC
Harry Sommer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,811,659	$ 8,864,592
PEO Actually Paid Compensation Amount	24,170,238	11,627,921
Frank J. Del Rio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		12,372,976	21,209,333	19,668,768	36,381,255
PEO Actually Paid Compensation Amount		38,885,167	8,676,811	14,185,949	21,437,334
PEO | Harry Sommer [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,358,579	2,763,329
PEO | Harry Sommer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,004,589	5,563,745
PEO | Harry Sommer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,471,769	2,292,071
PEO | Harry Sommer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Harry Sommer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,817)	132,496
PEO | Harry Sommer [Member] | Amounts Reported Under The “Stock Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,999,962)	(5,224,983)
PEO | Harry Sommer [Member] | Amounts Reported Under The “Option Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Harry Sommer [Member] | Prior Year End Fair Value Of Equity Awards Granted In Any Prior Year That Were Fortified During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Harry Sommer [Member] | Change Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Frank J. Del Rio [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		26,512,191	(12,532,522)	(5,482,819)	(14,943,921)
PEO | Frank J. Del Rio [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,285,701	8,166,156	10,139,017
PEO | Frank J. Del Rio [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,445,341)	(493,102)	(6,582,105)
PEO | Frank J. Del Rio [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Frank J. Del Rio [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		26,520,493	(372,902)	907,766	(4,328,622)
PEO | Frank J. Del Rio [Member] | Amounts Reported Under The “Stock Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,999,980)	(14,063,639)	(17,952,220)
PEO | Frank J. Del Rio [Member] | Amounts Reported Under The “Option Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Frank J. Del Rio [Member] | Prior Year End Fair Value Of Equity Awards Granted In Any Prior Year That Were Fortified During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,302)
PEO | Frank J. Del Rio [Member] | Change Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,780,009
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,221,377	1,970,823	(2,914,778)	(568,109)	(1,115,963)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,951,491	2,322,969	941,538	1,852,165	4,452,437
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,303,128	1,415,949	(894,404)	(468,561)	(1,167,304)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			313,845
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,264)	86,896	(1,380,374)	206,988	(490,526)
Non-PEO NEO | Amounts Reported Under The “Stock Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,974,978)	(1,854,991)	(1,895,383)	(2,158,701)	(4,367,966)
Non-PEO NEO | Amounts Reported Under The “Option Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Prior Year End Fair Value Of Equity Awards Granted In Any Prior Year That Were Fortified During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 457,396